SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS (Details)	Jun. 30, 2024
Patents [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	5 years
Patents [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	10 years